Expense Example, No Redemption - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Financials Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Financials Fund - Class A
Expense Example, No Redemption:
1 Year	$ 676
3 Years	890
5 Years	1,121
10 Years	1,784
Fidelity Advisor Financials Fund - Class C
Expense Example, No Redemption:
1 Year	182
3 Years	563
5 Years	970
10 Years	1,911
Fidelity Advisor Financials Fund - Class M
Expense Example, No Redemption:
1 Year	477
3 Years	745
5 Years	1,033
10 Years	1,852
Fidelity Advisor Financials Fund - Class I
Expense Example, No Redemption:
1 Year	79
3 Years	246
5 Years	428
10 Years	954
Fidelity Advisor Financials Fund - Class Z
Expense Example, No Redemption:
1 Year	65
3 Years	205
5 Years	357
10 Years	$ 798